UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ALLSTATE LIFE INSURANCE COMPANY

Address:   3075 SANDERS ROAD, SUITE G4A
           NORTHBROOK, IL.  60062-7127


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   PAUL SCHUTT
Title:  ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:  847-402-5169

Signature,  Place,  and  Date  of  Signing:

/s/ PAUL SCHUTT                    NORTHBROOK,IL.                     8/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      273,436
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10298             ALLSTATE INVESTMENTS LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------
                                                                    VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
3M COMPANY 0% 11/21/2032                  DEBT           88579YAB7    9,991 11,086,000 PRN      DEFINED    1           X      0    0
AFFILIATED MANAGERS GROU 3.950000%        DEBT           008252AL2   12,431 12,750,000 PRN      DEFINED    1           X      0    0
08/15/2038
ALLEGHENY TECHNOLOGIES 4.250000%          DEBT           01741RAD4    8,939  6,950,000 PRN      DEFINED    1           X      0    0
06/01/2014
ALLERGAN INC 1.500000% 04/01/2026         DEBT           018490AL6   13,080 12,000,000 PRN      DEFINED    1           X      0    0
ALZA CORP 0% 07/28/2020                   DEBT           02261WAB5    8,930 10,250,000 PRN      DEFINED    1           X      0    0
AMGEN INC .375000% 02/01/2013             DEBT           031162AQ3   12,838 13,000,000 PRN      DEFINED    1           X      0    0
ARCHER DANIELS .875000% 02/15/2014        DEBT           039483AW2   12,111 12,850,000 PRN      DEFINED    1           X      0    0
BECKMAN COULTER INC 2.500000% 12/15/2036  DEBT           075811AD1   11,990 11,000,000 PRN      DEFINED    1           X      0    0
BEST BUY 2.250000% 01/15/2022             DEBT           086516AF8    2,075  2,000,000 PRN      DEFINED    1           X      0    0
CAMERON INTL CORP 2.500000% 06/15/2026    DEBT           13342BAB1   10,192  9,100,000 PRN      DEFINED    1           X      0    0
CARNIVAL CORP 2.000000% 04/15/2021        DEBT           143658AN2    9,315  9,000,000 PRN      DEFINED    1           X      0    0
CHESAPEAKE ENERGY CORP 2.250000%          DEBT           165167CB1    1,082  1,500,000 PRN      DEFINED    1           X      0    0
12/15/2038
CMS ENERGY CORP 2.875000% 12/01/2024      DEBT           125896AW0      872    750,000 PRN      DEFINED    1           X      0    0
COSTCO WHOLESALE CORP 0% 08/19/2017       DEBT           22160QAC6      398    320,000 PRN      DEFINED    1           X      0    0
DANAHER CORP 0% 01/22/2021                DEBT           235851AF9   11,407 10,550,000 PRN      DEFINED    1           X      0    0
DOMINION RES INC VA                       COMMON         25746U109      387     10,000 SH       DEFINED    1           X      0    0
DOMINION RESOURCES INC 2.125000%          DEBT           25746UAT6    7,618  6,840,000 PRN      DEFINED    1           X      0    0
12/15/2023
DST SYSTEMS INC 4.125000% 08/15/2023      DEBT           233326AB3    1,489  1,500,000 PRN      DEFINED    1           X      0    0
EMC CORP 1.750000% 12/01/2013             DEBT           268648AM4   13,169 10,400,000 PRN      DEFINED    1           X      0    0
FISHER SCIENTIFIC INTL 3.250000%          DEBT           338032AX3   10,573  8,350,000 PRN      DEFINED    1           X      0    0
03/01/2024
FLUOR CORP 1.500000% 02/15/2024           DEBT           343412AA0      268    175,000 PRN      DEFINED    1           X      0    0
HCC INSURANCE HOLDINGS INC                COMMON         404132102    1,382     55,827 SH       DEFINED    1           X      0    0
HELIX ENERGY SOLUTIONS 3.250000%          DEBT           127914AB5      865  1,000,000 PRN      DEFINED    1           X      0    0
12/15/2025
HENRY SCHEIN INC 3.000000% 08/15/2034     DEBT           806407AB8    1,190  1,000,000 PRN      DEFINED    1           X      0    0
HOLOGIC INC 2.000000% 12/15/2037          DEBT           436440AA9      851  1,000,000 PRN      DEFINED    1           X      0    0
INGERSOLL-RAND CO LTD 4.500000%           DEBT           45687AAD4      983    500,000 PRN      DEFINED    1           X      0    0
04/15/2012
INTEL CORP 2.950000% 12/15/2035           DEBT           458140AD2   11,970 12,600,000 PRN      DEFINED    1           X      0    0
JEFFERIES GROUP INC 3.875000% 11/01/2029  DEBT           472319AG7    2,813  3,000,000 PRN      DEFINED    1           X      0    0
LABORATORY CORP AMERICA HOLDINGS          DEBT           50540RAG7    6,355  6,246,000 PRN      DEFINED    1           X      0    0
MEDTRONIC INC 1.625000% 04/15/2013        DEBT           585055AM8   14,536 14,500,000 PRN      DEFINED    1           X      0    0
MYLAN LABORATORIES INC 1.250000%          DEBT           628530AG2      995  1,000,000 PRN      DEFINED    1           X      0    0
03/15/2012
NABORS INDUSTRIES INC .940000% 05/15/2011 DEBT           629568AP1    9,310  9,500,000 PRN      DEFINED    1           X      0    0
NASDAQ STOCK MARKET INC 2.500000%         DEBT           631103AA6    4,554  4,800,000 PRN      DEFINED    1           X      0    0
08/15/2013
NEWMONT MINING CORP 1.250000% 07/15/2014  DEBT           651639AH9    4,952  3,475,000 PRN      DEFINED    1           X      0    0
NEWMONT MINING CORP 1.625000% 07/15/2017  DEBT           651639AJ5    6,846  4,750,000 PRN      DEFINED    1           X      0    0
OLD REPUBLIC INTL CORP 8.000000%          DEBT           680223AF1    5,344  4,500,000 PRN      DEFINED    1           X      0    0
05/15/2012
RAYONIER TRS HOLDINGS IN 3.750000%        DEBT           75508AAB2    4,135  4,000,000 PRN      DEFINED    1           X      0    0
10/15/2012
SCHLUMBERGER LTD                          COMMON         806857108      277      5,000 SH       DEFINED    1           X      0    0
SPDR S&P 500 ETF TRUST                    COMMON         78462F103    2,734     26,489 SH       DEFINED    1           X      0    0
STANLEY BLACK & DECKER I 0% 05/17/2012    DEBT           854616AM1    2,161  2,000,000 PRN      DEFINED    1           X      0    0
TEVA PHARMACEUT FIN BV 1.750000%          DEBT           88165FAA0    8,473  7,400,000 PRN      DEFINED    1           X      0    0
02/01/2026
TEVA PHARMACEUT FIN LLC .250000%          DEBT           88164RAB3    4,070  2,700,000 PRN      DEFINED    1           X      0    0
02/01/2024
TJX COMPANIES INC                         COMMON         872540109    2,098     50,000 SH       DEFINED    1           X      0    0
TRANSOCEAN INC 1.500000% 12/15/2037       DEBT           893830AV1    7,988  9,000,000 PRN      DEFINED    1           X      0    0
US BANCORP 1.231250% 12/11/2035           DEBT           902973AM8    9,399  9,500,000 PRN      DEFINED    1           X      0    0


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